FINANCIAL INSTRUMENTS - Categories of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Assets	$ 668,201	$ 959,191
Liabilities	3,569,667	5,640,993
Net gain/(loss)
Financial assets at amortized cost	(36,276)	137,618	$ 39,509
Financial liabilities at amortized cost	1,632,087	(1,650,848)	139,282
Financial assets at fair value through profit or loss	(45,409)	193,309	(64,998)
Financial liabilities at amortized cost through profit or loss	(407)	(67,803)
Financial liabilities at fair value through profit or loss			(37,527)
Total	1,549,995	(1,387,724)	76,266
Categories of financial assets and financial liabilities
Financial assets at amortized cost	39,991	54,055	30,957
Financial liabilities at amortized cost	(133,540)	(48,217)	(112,712)
Financial assets at fair value through profit or loss		140,072	(4,972)
Total	(93,549)	145,910	$ (86,727)
Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	3,568,423	5,637,524
Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	1,244	3,469
Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	560,161	638,831
Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	108,040	316,034
Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets		4,326
Trade payables
FINANCIAL INSTRUMENTS
Liabilities	461,163	779,088
Trade payables | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	461,163	779,088
Borrowings
FINANCIAL INSTRUMENTS
Liabilities	2,878,004	4,634,160
Borrowings | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	2,878,004	4,634,160
Leases liabilities
FINANCIAL INSTRUMENTS
Liabilities	212,976	193,036
Leases liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	212,976	193,036
Other Liabilities
FINANCIAL INSTRUMENTS
Liabilities	17,524	34,709
Other Liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	16,280	31,240
Other Liabilities | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	1,244	3,469
Cash and cash equivalent
FINANCIAL INSTRUMENTS
Assets	318,319	347,930
Cash and cash equivalent | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	226,727	275,506
Cash and cash equivalent | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	91,592	72,424
Investments
FINANCIAL INSTRUMENTS
Assets	33,584	269,959
Investments | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	20,632	26,371
Investments | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	12,952	243,588
Trade receivables
FINANCIAL INSTRUMENTS
Assets	296,424	289,887
Trade receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	296,424	289,887
Other receivables
FINANCIAL INSTRUMENTS
Assets	19,874	51,415
Other receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	16,378	47,067
Other receivables | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	$ 3,496	22
Other receivables | Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets		$ 4,326